Nature of Business and Significant Accounting Policies (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Research and Development
Research and Development Expense		$ 1,802	$ 3,273	$ 5,755	$ 7,939	$ 11,199	$ 6,229
Reverse Stock Split
Reverse stock transmutation ratio	0.005
Stock warrants
Antidilutive securities
Outstanding stock excluded from the computation of loss per share as their effect was antidilutive (in shares)				2,551,456	2,551,456	2,216,615	2,216,615
Stock options
Antidilutive securities
Outstanding stock excluded from the computation of loss per share as their effect was antidilutive (in shares)				2,216,615	2,216,615	1,310,987	1,310,987